Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp Table (SCT) - PEO ($)	Compensation Actually Paid (CAP) – PEO(2) ($)	Average SCT Non-PEOs ($)	Avg CAP - Non-PEOs(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)	Revenue (in thousands)(5) ($)
					Total Shareholder Return(4) ($)	Peer Group Shareholder Return(4) ($)

2025	6,236,917	(4,946,424)	3,397,775	(1,861,428)	50.57	48.26	132,990	5,378,506
2024	7,002,043	3,406,109	3,987,539	2,439,281	123.53	102.95	251,598	5,795,837
2023	8,126,837	15,213,375	4,346,184	7,466,839	149.55	129.01	411,146	6,392,517
2022	9,391,554	(945,769)	4,226,824	(594,670)	122.44	112.81	657,919	7,238,142
2021	8,971,474	31,454,099	4,029,518	15,993,523	181.35	149.06	598,626	6,461,444

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	During 2021-2025, Mr. M. Keith Waddell was our CEO. During 2021-2022, the Company’s non-PEO NEOs consisted of Messrs. Michael C. Buckley, Paul F. Gentzkow, Robert W. Glass, and Harold M. Messmer, Jr. During 2023-2025, the Company’s non-PEO NEOs consisted of Messrs. Michael C. Buckley, Paul F. Gentzkow, Joseph A. Tarantino, and Harold M. Messmer, Jr.
Peer Group Issuers, Footnote	Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each year listed. The peer group used for calculating Peer Group Total Shareholder Return consists of the following corporations providing temporary or permanent employment services: Kelly Services, Inc.; Kforce, Inc.; ManpowerGroup; and Resources Connection Inc. This is the same group of companies used to prepare the Stock Performance Graph disclosed in the Company’s Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 6,236,917	$ 7,002,043	$ 8,126,837	$ 9,391,554	$ 8,971,474
PEO Actually Paid Compensation Amount	$ (4,946,424)	3,406,109	15,213,375	(945,769)	31,454,099
Adjustment To PEO Compensation, Footnote	The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The applicable adjustments that were made to determine CAP for the PEO are summarized in the following table:

Year	Summary Comp Table ($)	Subtract: Stock Awards in Summary Comp Table ($)	Add fair value of all awards granted during the fiscal year that are outstanding and unvested ($)	Add the change in fair value of any awards granted in any prior fiscal year that are outstanding and unvested ($)	Add the fair value of awards that are granted and vest in the same year ($)	Add the change in fair value of any awards granted in any prior fiscal year that vested ($)	Subtract the fair value of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions ($)	Add any dividends or other earnings paid on awards that are not otherwise included in the total compensation for the covered fiscal year ($)	Compensation Actually Paid (CAP) ($)

2025	6,236,917	(4,696,687)	2,517,940	(8,289,949)	—	(714,645)	—	—	(4,946,424)
2024	7,002,043	(4,842,824)	5,984,449	(3,795,077)	—	(942,482)	—	—	3,406,109
2023	8,126,837	(5,184,571)	9,251,809	2,764,629	—	254,671	—	—	15,213,375
2022	9,391,554	(5,304,563)	4,509,735	(9,246,281)	—	(296,214)	—	—	(945,769)
2021	8,971,474	(5,202,987)	12,062,350	14,239,450	—	1,383,812	—	—	31,454,099

Non-PEO NEO Average Total Compensation Amount	$ 3,397,775	3,987,539	4,346,184	4,226,824	4,029,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,861,428)	2,439,281	7,466,839	(594,670)	15,993,523
Adjustment to Non-PEO NEO Compensation Footnote	The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The applicable adjustments that were made to determine CAP for the non-PEO NEOs is summarized in the following table:

Year	Summary Comp Table ($)	Subtract: Stock Awards in Summary Comp Table ($)	Add fair value of all awards granted during the fiscal year that are outstanding and unvested ($)	Add the change in fair value of any awards granted in any prior fiscal year that are outstanding and unvested ($)	Add the fair value of awards that are granted and vest in the same year ($)	Add the change in fair value of any awards granted in any prior fiscal year that vested ($)	Subtract the fair value of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions ($)	Add any dividends or other earnings paid on awards that are not otherwise included in the total compensation for the covered fiscal year ($)	Compensation Actually Paid (CAP) ($)

2025	3,397,775	(2,222,981)	1,191,762	(3,910,222)	—	(317,762)	—	—	(1,861,428)
2024	3,987,539	(2,470,392)	2,996,035	(1,669,206)	—	(404,695)	—	—	2,439,281
2023	4,346,184	(2,470,675)	4,257,733	1,175,120	—	158,477	—	—	7,466,839
2022	4,226,824	(2,185,148)	1,857,728	(4,301,705)	—	(192,369)	—	—	(594,670)
2021	4,029,518	(2,143,374)	4,969,092	8,239,605	—	898,682	—	—	15,993,523

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Measures for 2025	Nature	Description

Revenue	Financial Measure	GAAP Revenue compared to target
Relative ROIC	Financial Measure	Performance against the 65th percentile ROIC of an industry peer group over the three-year measurement period(a)
Relative TSR	Financial Measure	Performance against the 50th percentile TSR of the industry peer group over the three-year measurement period(a)
Net Income	Financial Measure	GAAP Net Income compared to target

Total Shareholder Return Amount	$ 50.57	123.53	149.55	122.44	181.35
Peer Group Total Shareholder Return Amount	48.26	102.95	129.01	112.81	149.06
Net Income (Loss)	$ 132,990,000	$ 251,598,000	$ 411,146,000	$ 657,919,000	$ 598,626,000
Company Selected Measure Amount	5,378,506	5,795,837	6,392,517	7,238,142	6,461,444
PEO Name	Mr. M. Keith Waddell
Additional 402(v) Disclosure	The Company has identified revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important performance measure not otherwise required to be disclosed in the table, which includes net income, that the Company uses to link compensation actually paid to the Company’s NEOs to Company performance for the most recently completed fiscal year.For a full description of the 2025 performance share grants, please see the “2025 Performance Design” section in the CD&A.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Relative ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,696,687)	$ (4,842,824)	$ (5,184,571)	$ (5,304,563)	$ (5,202,987)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,517,940	5,984,449	9,251,809	4,509,735	12,062,350
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,289,949)	(3,795,077)	2,764,629	(9,246,281)	14,239,450
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(714,645)	(942,482)	254,671	(296,214)	1,383,812
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,222,981)	(2,470,392)	(2,470,675)	(2,185,148)	(2,143,374)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,191,762	2,996,035	4,257,733	1,857,728	4,969,092
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,910,222)	(1,669,206)	1,175,120	(4,301,705)	8,239,605
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,762)	(404,695)	158,477	(192,369)	898,682
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0